Commitments and Contingencies - Commitments (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Disclosure of Commitments [Line Items]
Coal supply agreements	$ 157
Long-term service agreements	424
Operating leases	37
Growth	47
Total	1,486
Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	695
Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	126
2024
Disclosure of Commitments [Line Items]
Coal supply agreements	86
Long-term service agreements	60
Operating leases	3
Growth	47
Total	260
2024 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	55
2024 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	9
2025
Disclosure of Commitments [Line Items]
Coal supply agreements	71
Long-term service agreements	57
Operating leases	3
Growth	0
Total	189
2025 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	49
2025 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	9
2026
Disclosure of Commitments [Line Items]
Coal supply agreements	0
Long-term service agreements	42
Operating leases	2
Growth	0
Total	100
2026 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	50
2026 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	6
2027
Disclosure of Commitments [Line Items]
Coal supply agreements	0
Long-term service agreements	44
Operating leases	2
Growth	0
Total	98
2027 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	48
2027 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	4
2028
Disclosure of Commitments [Line Items]
Coal supply agreements	0
Long-term service agreements	37
Operating leases	2
Growth	0
Total	101
2028 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	57
2028 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	5
2029 and thereafter
Disclosure of Commitments [Line Items]
Coal supply agreements	0
Long-term service agreements	184
Operating leases	25
Growth	0
Total	738
2029 and thereafter | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	436
2029 and thereafter | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	$ 93